Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 1,964	$ 4,870
Restricted cash	131	140
Prepaid expenses and other receivables	213	437
Trade receivables	83
Total current assets	2,391	5,447
NON-CURRENT ASSETS:
Property, plant and equipment, net	9,189	10,825
Operating lease right-of-use assets	1,868	1,200
Total non-current assets	11,057	12,025
Total assets	13,448	17,472
CURRENT LIABILITIES:
Trade payables	376	535
Operating lease liabilities	424	396
Other payables	1,006	849
Total current liabilities	1,806	1,780
NON-CURRENT LIABILITIES:
Warrants liability	3	96
Loan from others	260	19,368
Non-current operating lease liabilities	1,402	797
Total non-current liabilities	1,665	20,261
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ DEFICIT:
Ordinary shares of no par value: Authorized: 40,000,000,000 shares at December 31, 2024 and 20,000,000,000 at December 31, 2023; Issued and outstanding 3,411,983,584 shares at December 31, 2024 and 1,857,169,984 shares at December 31, 2023
Preferred shares, no par value; Authorized: 1,000 shares at December 31, 2024 (redemption amount of $34,000) and 0 shares at December 31, 2023; Issued and outstanding: 1,000 shares at December 31, 2024 and 0 shares at December 31, 2023	5,627
Additional paid-in capital	123,629	119,506
Accumulated deficit	(117,539)	(122,335)
Accumulated other comprehensive loss	(1,740)	(1,740)
Total shareholders’ equity (deficit)	9,977	(4,569)
Total liabilities and shareholders’ equity (deficit)	$ 13,448	$ 17,472